Interim Condensed Consolidated Statements of Income (unaudited) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Interest and dividend income (Note 3)
Loans	$ 10,384	$ 5,707	$ 20,381	$ 11,264
Securities	3,178	1,396	6,181	2,775
Assets purchased under reverse repurchase agreements and securities borrowed	4,907	556	9,673	905
Deposits and other	1,849	99	3,420	192
Interest and dividend income	20,318	7,758	39,655	15,136
Interest expense (Note 3)
Deposits and other	8,656	1,473	16,428	2,768
Other liabilities	5,394	953	10,619	1,723
Subordinated debentures	169	58	307	100
Interest expense	14,219	2,484	27,354	4,591
Net interest income	6,099	5,274	12,301	10,545
Non-interest income
Insurance premiums, investment and fee income	1,347	234	3,238	1,633
Trading revenue	430	289	1,499	603
Investment management and custodial fees	2,083	1,892	4,139	3,853
Mutual fund revenue	1,000	1,086	2,015	2,251
Securities brokerage commissions	377	389	738	788
Service charges	511	480	1,022	965
Underwriting and other advisory fees	458	507	970	1,208
Foreign exchange revenue, other than trading	322	251	755	522
Card service revenue	279	288	604	579
Credit fees	357	398	736	874
Net gains on investment securities	111	23	164	38
Share of profit in joint ventures and associates	12	24	41	53
Other	134	85	392	374
Non-interest income	7,421	5,946	16,313	13,741
Total revenue	13,520	11,220	28,614	24,286
Provision for credit losses (Notes 4 and 5)	600	(342)	1,132	(237)
Insurance policyholder benefits, claims and acquisition expense	1,006	(180)	2,551	817
Non-interest expense
Human resources (Note 8)	4,600	4,002	9,476	8,287
Equipment	589	513	1,158	1,014
Occupancy	408	386	819	772
Communications	317	258	599	486
Professional fees	521	347	925	666
Amortization of other intangibles	380	336	749	673
Other	679	592	1,443	1,116
Non-interest expense	7,494	6,434	15,169	13,014
Income before income taxes	4,420	5,308	9,762	10,692
Income taxes (Note 9)	771	1,055	2,899	2,344
Net income	3,649	4,253	6,863	8,348
Net income attributable to:
Shareholders	3,648	4,250	6,860	8,343
Non-controlling interests	1	3	3	5
Net income	$ 3,649	$ 4,253	$ 6,863	$ 8,348
Basic earnings per share (in dollars) (Note 11)	$ 2.58	$ 2.97	$ 4.87	$ 5.81
Diluted earnings per share (in dollars) (Note 11)	2.58	2.96	4.86	5.8
Dividends per common share (in dollars)	$ 1.32	$ 1.2	$ 2.64	$ 2.4